DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2012
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

3.                          DISCONTINUED OPERATIONS

In December 2010, the Company disposed off 95% of its equity interest in Vimicro Wuxi to VMF Consulting Company, a related party. The purpose of the transfer is to focus on the growing surveillance and security business by divesting its Non-core IC Business reported under the multimedia processors segment. Transaction consideration of $1,738 was established with the assistance of a third party valuation firm using the income approach. The Company recognized a loss on divestiture of $454 in 2010. The Company subsequently transferred 4.9% equity interest in Vimicro Wuxi with a cash consideration of RMB2.7 million ($427), which was established by the income approach with the assistance of a third party valuation firm, to VMF Consulting Company, a related party, in December 2012, and recorded a gain of $339 in 2012 . As of December 31, 2012, the Group continued to own 0.1% of Vimicro Wuxi.

In order to focus on core PC and embedded notebook camera multimedia processor and surveillance and security businesses, while at the same time streamlining the cost structure, in December 2011, the Company disposed off its mobile business to a newly established entity, Vimicro Qingdao, a related party, which was 18% owned by Vimicro China, 19% owned by Vimicro Wuxi, 14% owned by VMF Consulting Company and 49% owned by two former key employees of mobile business. Transaction consideration of $4,202 was established with the assistance of a third party valuation firm. Following the disposal, the investment in Vimicro Qingdao is accounted for at cost less impairment and is not subject to consolidation. The disposal transaction was completed in December 2011. Due to the continued loss sustained by Vimicro Qingdao, in April 2013, the Group entered into a settlement agreement with Vimicro Qingdao whereby the Group agreed to forgive a portion of outstanding consideration in an amount of $1,186 from Vimicro Qingdao, based on the condition that $2,900 will be received by 30 June 2013. As of April 30, 2013, the Group has received a payment of $1,000 from Vimicro Qingdao and is expected to receive $1,900 from Vimicro Qingdao. The remaining outstanding amount due from Vimicro Qingdao amounting to $1,186 was written off by the Group as of December 31, 2012 and recognized as general and administrative expenses under continuing operations since the resolution of outstanding purchase consideration was not related to the operations of this disposted mobile business prior to the disposal but based on events and circumstances occurred after disposal.

In July 2012, the Company disposed off 35.26% of the equity interest in Visiondigi to an individual third party at a consideration of $49 in the effort to divest a loss-making non-core business. The Company derecognized the assets and liabilities of Visiondigi at their carrying amounts, which was $ 4,082 and $ 5,847 respectively, and recognized a loss on divestiture of $740. Following the disposal, the Company owns 18% of Visiondigi, which includes holding a shareholding of 3.94% on behalf of Ningbo Sunny and 2.03% on behalf of three individuals. The disposal transaction was completed in July 2012. In connection with the disposal, the Group has written off the outstanding balance due from Visiondigi in an amount of $1,747 and included under loss on disposal. After the disposal, the Company will have continuation of cost-generating activities with Visiondigi which will generate insignificant continuing cash outflows. Related activities before the disposal included prepayment of $47, $4,904 and $292 and purchased inventory of $102, $3,765 and $33 from Visiondigi in 2010, 2011 and 2012, respectively. The Company ceased to control Visiondigi as a result of the disposal and also does not expect significant direct cash flows nor significant continuing involvement in the operations of Visiondigi after the disposal. Accordingly, the results of operations of Visiondigi have been shown as “Discontinued Operations” in the consolidated statements of comprehensive loss for the years ended December 31, 2010, 2011 and 2012.

The results of operations of Vimicro Wuxi, mobile business and Visiondigi were separately presented on the consolidated statements of comprehensive loss under “Discontinued Operations” for the years ended December 31, 2010, 2011 and 2012 which included:

	For the Year Ended December 31
	2010	2011	2012
Net revenue	27,185	12,539	1,367
Cost of revenue	(22,649)	(11,407)	(2,430)
Gross profit	4,536	1,132	(1,063)
Operating expenses	(24,845)	(15,027)	(1,289)
Net loss from operations before income tax	(20,309)	(13,895)	(2,352)
Other income/(loss)	17	9	(17)
Income tax expense	664	(1,278)	—
Net loss from operations	(19,628)	(15,164)	(2,369)
Net loss on disposal	(452)	(1,554)	(740)
Net loss	(20,080)	(16,718)	(3,109)